Current and Deferred Income Tax (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current and Deferred Income Tax [Abstract]
Profit for year before income tax at the prevailing tax rate (i)	$ 6,729,712	$ (3,382,912)	$ 288,210
Tax effects of:
Rate change	154,740	7,357,313
Share of profit of associates and joint ventures	(121,314)	217,308	93,011
Result by rate transparency	(71,256)
Loss from sale of associates and joint ventures	(1,183)
Special tax, revaluation	(276,301)
Non-taxable financial dividends		190,728	127,957
Non-taxable / non-deductible items	25,696	(11,237)	11,174
Derivative special tax		(1,316)
Difference between provisions and affidavits	2,597	1,676
Minimum presumed income tax		(51)
Goodwill	(38,705)
Deferred income tax forecast	(38,835)
Expiration of carry-forwards			14,176
Non-taxable results by business combination			5,370
Other	(6,004)	(291)	7,147
Inflation adjustment for accounting purpose	(1,297,076)	200,702	(136,590)
Deferred income tax asset not recognized	(15,219)
Inflation adjustment for tax purpose	(752,200)
Income tax loss	$ (4,294,652)	$ (4,571,920)	$ (410,455)